Summary of Components of Real Estate Properties Held for Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Building at cost	$ 34,752	$ 32,175
Less: accumulated depreciation	(8,335)	(6,247)
Net book value	26,568	$ 25,950
Real Estate Properties Held For Lease
Property Subject to or Available for Operating Lease [Line Items]
Building at cost	92,838
Less: accumulated depreciation	(631)
Net book value	$ 92,207